Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total Hyzon Motors Inc. stockholders' Equity (Deficit) [Member]	Noncontrolling Interest [Member]
Beginning Balance at Jan. 20, 2020	$ 84	$ 84				$ 84
Beginning Balance, shares at Jan. 20, 2020		83,750,000
Net loss attributable to Hyzon	(124)			$ (124)		(124)
Ending Balance at Mar. 31, 2020	(40)	$ 84		(124)		(40)
Ending Balance, shares at Mar. 31, 2020		83,750,000
Beginning Balance at Jan. 20, 2020	84	$ 84				84
Beginning Balance, shares at Jan. 20, 2020		83,750,000
Issuance of common stock, net of issuance costs	$ 18,476	$ 10	$ 18,466			18,476
Issuance of common stock, net of issuance costs, shares		9,750,000
Exercise of stock options, shares	0
Conversion of convertible notes	$ 500		500			500
Conversion of convertible notes, shares		250,000
Stock-based compensation	10,079		10,079			10,079
Noncontrolling interest capital contribution	18						$ 18
Net loss attributable to Hyzon	(14,271)			(14,271)		(14,271)
Net loss attributable to noncontrolling interest	(105)						(105)
Foreign currency translation loss	(20)				$ (16)	(16)	(4)
Ending Balance at Dec. 31, 2020	14,761	$ 94	29,045	(14,271)	(16)	14,852	(91)
Ending Balance, shares at Dec. 31, 2020		93,750,000
Exercise of stock options	$ 187		187			187
Exercise of stock options, shares	65,005	65,005
Stock-based compensation	$ 290		290			290
IP transaction - deemed distribution	(10,000)		(10,000)			(10,000)
Net loss attributable to Hyzon	(8,147)			(8,147)		(8,147)
Net loss attributable to noncontrolling interest	(242)						(242)
Foreign currency translation loss	(29)				(38)	(38)	9
Ending Balance at Mar. 31, 2021	$ (3,180)	$ 94	$ 19,522	$ (22,418)	$ (54)	$ (2,856)	$ (324)
Ending Balance, shares at Mar. 31, 2021		93,815,005